LIQUIDITY, CONTINUED OPERATIONS, AND GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liquidity Continued Operations And Going Concern
Net cash used in operating activities	$ 9,536,879	$ 10,506,575
Current liabilities	5,761,067	$ 4,973,659
Working capital deficit	$ 4,225,559